Auditor's Remuneration (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Auditors Remuneration Text Block Abstract
Schedule of total remuneration paid or payable to auditors
	2022	2021
	A$	A$
Audit and review of the Company’s financial statements
- PKF Perth	159,900	47,450
- PKF Brisbane Audit	95,000	12,500
Taxation services - PKF Perth	13,300	12,551
Other services – PKF Perth	3,500	12,179
Total	271,700	84,680